Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Unsecured loan due on demand	$ 113,734	$ 115,139
Management fees for services rendered	(97,420)
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Unsecured loan due on demand	113,734	115,139
Management fees for services rendered	$ 97,420